Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Statement of cash flows [abstract]
Profit for the period	$ 52,691	$ 18,428	$ 76,919	$ 35,243
Income taxes	20,558	9,023	33,722	18,986
Profit before income taxes	73,249	27,451	110,641	54,229
Depreciation and amortization of intangible assets and property, plant and equipment	24,239	24,035	49,029	46,277
Gain on sale of property, plant and equipment	(40,253)	0	(40,253)	0
Other non-cash expenses/(income)	2,124	1,402	5,656	3,421
(Increase) in trade receivables	(4,935)	(4,027)	(53,039)	(20,499)
(Increase) in inventories	(21,763)	(2,996)	(21,774)	(15,655)
Increase in trade payables	594	6,926	12,552	11,436
Decrease in provisions	10,693	(1,663)	(3,179)	(21,560)
Increase in other assets and liabilities that cannot be allocated to investing or financing activities	(15,861)	(4,582)	(8,838)	582
Finance income	(19,123)	(11,743)	(19,978)	(20,083)
Finance costs	28,475	22,645	37,420	41,355
Cash paid for income taxes	(13,288)	(8,905)	(16,869)	(12,388)
Other cash paid	(4,741)	0	(4,741)	0
Cash flows from operating activities	19,410	48,543	46,627	67,115
Cash received from disposal of property, plant and equipment	64,672	0	64,672	0
Cash paid for the acquisition of intangible assets and property, plant and equipment	(33,940)	(18,160)	(59,870)	(36,458)
Cash flows from investing activities	30,732	(18,160)	4,802	(36,458)
Repayments of short term borrowings	(2,054)	(2,028)	(4,188)	(24,702)
Repayments of short term borrowings	2,387	4,651	7,460	10,786
Cash outflows related to current financial liabilities	(12,298)	(6,631)	(12,298)	(6,631)
Interest and similar expenses paid	(13,569)	(11,223)	(23,597)	(17,738)
Interest and similar income received	4,612	2,678	8,732	4,428
Dividends paid to shareholders	(11,944)	(11,169)	(23,808)	(21,955)
Cash flows from financing activities	(32,866)	(23,722)	(47,699)	(55,812)
Change in cash	17,276	6,661	3,730	(25,155)
Change in cash resulting from exchange rate differences	(3,537)	234	(2,561)	2,650
Cash and cash equivalents at the beginning of the period	59,714	48,506	72,284	77,906
Cash and cash equivalents at the end of the period	$ 73,453	$ 55,401	$ 73,453	$ 55,401